UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Income Fund

September 30, 2015

1.808787.111
EMI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.0%
		Principal Amount(a)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (b)		$5,260,000	$5,439,498
Azerbaijan - 1.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		6,095,000	5,479,405
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		15,725,000	13,720,204
5.45% 2/9/17 (Reg. S)		8,010,000	8,130,150
6.95% 3/18/30 (Reg. S)		5,000,000	4,668,100

TOTAL AZERBAIJAN			31,997,859

Bermuda - 0.7%
Mubadala GE Capital Ltd. 3% 11/10/19 (b)		15,235,000	15,114,948
Qtel International Finance Ltd. 7.875% 6/10/19 (Reg. S)		3,510,000	4,200,171

TOTAL BERMUDA			19,315,119

Brazil - 1.7%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		4,425,000	4,054,185
5.5% 7/12/20 (b)		5,155,000	4,663,729
5.75% 9/26/23 (b)		9,715,000	8,014,875
6.369% 6/16/18 (b)		8,645,000	8,352,799
6.5% 6/10/19 (b)		6,745,000	6,468,455
Caixa Economica Federal:
2.375% 11/6/17 (b)		3,875,000	3,506,875
3.5% 11/7/22 (b)		2,030,000	1,493,329
4.25% 5/13/19 (b)		9,175,000	8,056,843
7.25% 7/23/24 (b)(c)		1,715,000	1,251,950

TOTAL BRAZIL			45,863,040

British Virgin Islands - 1.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	20,415,000	4,526,368
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (b)		6,015,000	6,305,176
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (b)		7,010,000	7,098,081
4.875% 5/17/42 (b)		3,375,000	3,422,520
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (b)		3,930,000	4,088,744
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (b)		5,260,000	5,473,119
5.375% 10/17/43 (b)		1,785,000	1,947,921
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (b)		2,900,000	2,849,418
4.375% 5/22/43 (b)		1,700,000	1,684,539
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (b)		5,760,000	6,066,046
4.85% 5/7/44 (b)		2,200,000	2,355,553

TOTAL BRITISH VIRGIN ISLANDS			45,817,485

Canada - 0.1%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		555,000	371,850
7% 2/15/21 (b)		1,460,000	945,350
7.25% 10/15/19 (b)		1,755,000	1,228,500
7.25% 5/15/22 (b)		1,845,000	1,143,900

TOTAL CANADA			3,689,600

Cayman Islands - 2.9%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (b)		11,625,000	11,163,860
Brazil Minas SPE 5.333% 2/15/28 (b)		6,985,000	5,518,150
Lamar Funding Ltd. 3.958% 5/7/25 (b)		6,220,000	5,815,700
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		8,490,000	7,556,100
5.375% 1/27/21		18,740,000	13,633,350
6.125% 10/6/16		5,640,000	5,453,880
6.75% 1/27/41		16,025,000	10,456,313
8.375% 12/10/18		23,391,000	19,882,350

TOTAL CAYMAN ISLANDS			79,479,703

Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 4.5% 9/16/25 (b)		6,070,000	5,830,988
China - 0.2%
Export-Import Bank of China 3.625% 7/31/24 (b)		4,930,000	5,015,279
Colombia - 0.1%
Ecopetrol SA 7.375% 9/18/43		3,740,000	3,422,100
Costa Rica - 0.3%
Banco de Costa Rica 5.25% 8/12/18 (b)		1,645,000	1,649,113
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		1,600,000	1,571,920
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		3,400,000	2,720,000
6.95% 11/10/21 (b)		3,639,000	3,689,036

TOTAL COSTA RICA			9,630,069

Georgia - 0.6%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		17,790,000	17,790,000
Hungary - 0.1%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (b)		2,145,000	2,383,181
India - 0.3%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		4,925,000	4,967,468
ICICI Bank Ltd. 7.25% (b)(c)(d)		2,000,000	2,021,512
State Bank of India 7.14% (c)(d)		1,200,000	1,256,840

TOTAL INDIA			8,245,820

Indonesia - 1.5%
PT Pertamina Persero:
4.3% 5/20/23 (b)		4,990,000	4,552,617
4.875% 5/3/22 (b)		6,110,000	5,804,311
5.25% 5/23/21 (b)		3,990,000	3,945,204
5.625% 5/20/43 (b)		4,410,000	3,428,184
6% 5/3/42 (b)		5,395,000	4,463,586
6.45% 5/30/44 (b)		6,345,000	5,503,393
6.5% 5/27/41 (b)		9,165,000	8,040,894
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,453,150

TOTAL INDONESIA			40,191,339

Ireland - 1.9%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,028,375
SCF Capital Ltd. 5.375% 10/27/17 (b)		6,750,000	6,561,068
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		3,900,000	3,724,500
5.375% 2/13/17 (b)		10,430,000	10,498,379
5.45% 11/22/17 (b)		8,710,000	8,742,663
5.942% 11/21/23 (b)		1,935,000	1,771,899
6.025% 7/5/22 (b)		4,110,000	3,871,620
6.902% 7/9/20 (b)		13,560,000	13,628,885

TOTAL IRELAND			53,827,389

Israel - 0.8%
B Communications Ltd. 7.375% 2/15/21 (b)		9,265,000	9,774,575
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (Reg. S)		6,180,000	6,558,525
7.25% 1/15/19 (Reg. S)		3,710,000	4,178,388
7.75% 12/15/27 (Reg. S)		1,675,000	2,008,493

TOTAL ISRAEL			22,519,981

Kazakhstan - 3.1%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		7,920,000	6,761,700
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		7,115,000	5,684,885
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (b)		4,545,000	3,817,800
6% 11/7/44 (b)		4,415,000	3,233,988
6.375% 4/9/21 (b)		11,630,000	11,382,863
7% 5/5/20 (b)		14,885,000	15,056,178
9.125% 7/2/18 (b)		15,970,000	17,311,480
KazMunaiGaz National Co.:
4.4% 4/30/23 (b)		3,070,000	2,578,800
5.75% 4/30/43 (b)		20,495,000	14,807,638
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,845,520
Zhaikmunai International BV 7.125% 11/13/19 (b)		5,640,000	4,512,000

TOTAL KAZAKHSTAN			86,992,852

Luxembourg - 3.0%
Cosan Luxembourg SA 9.5% 3/14/18 (b)	BRL	15,690,000	3,094,070
Gaz Capital SA:
8.146% 4/11/18 (Reg. S)		6,550,000	6,952,498
9.25% 4/23/19 (Reg. S)		3,035,000	3,349,881
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		12,550,000	12,957,875
RSHB Capital SA:
5.1% 7/25/18 (b)		12,385,000	12,075,375
5.298% 12/27/17 (b)		24,345,000	24,180,184
6% 6/3/21 (Reg. S) (c)		3,405,000	3,033,855
6.299% 5/15/17 (Reg. S)		15,710,000	15,868,985
8.5% 10/16/23 (b)		2,460,000	2,189,400

TOTAL LUXEMBOURG			83,702,123

Malaysia - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		12,400,000	9,146,761
Mexico - 7.0%
Comision Federal de Electricid:
4.875% 5/26/21 (b)		4,745,000	4,917,006
4.875% 1/15/24 (b)		10,990,000	11,128,364
5.75% 2/14/42 (Reg. S)		4,230,000	3,828,150
Pemex Project Funding Master Trust:
6.625% 6/15/35		26,970,000	25,284,375
8.625% 2/1/22		8,763,000	9,783,890
Petroleos Mexicanos:
3.5% 1/30/23		3,785,000	3,406,500
4.5% 1/23/26 (b)		26,315,000	24,259,799
4.875% 1/24/22		17,340,000	17,170,241
4.875% 1/18/24		3,785,000	3,663,502
5.5% 1/21/21		11,845,000	12,454,425
5.5% 6/27/44		11,265,000	9,040,163
5.625% 1/23/46 (b)		10,838,000	8,820,506
6.375% 1/23/45		15,345,000	13,785,948
6.5% 6/2/41		26,925,000	24,765,615
6.625% (b)(d)		23,390,000	22,220,500

TOTAL MEXICO			194,528,984

Netherlands - 2.2%
Bulgaria Steel Finance BV 12% 5/4/13 unit (e)	EUR	600,000	6,704
Dilijan Finance BV 12% 7/29/20 (b)		1,980,000	1,930,500
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		4,965,000	4,679,513
6.95% 7/10/42 (b)		9,065,000	7,081,578
Majapahit Holding BV:
7.75% 1/20/20 (b)		3,925,000	4,366,563
7.875% 6/29/37 (Reg. S)		3,950,000	4,241,510
8% 8/7/19 (b)		3,010,000	3,314,913
Petrobras Global Finance BV:
6.25% 3/17/24		19,100,000	13,900,980
6.85% 6/5/2115		23,420,000	14,930,250
7.25% 3/17/44		11,025,000	7,311,780

TOTAL NETHERLANDS			61,764,291

Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (b)		4,605,000	5,963,475
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (Reg. S)		3,705,000	4,334,850
South Africa - 1.0%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,430,000	14,492,628
6.75% 8/6/23 (b)		4,550,000	4,254,250
7.125% 2/11/25 (b)		5,015,000	4,718,764
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		4,575,000	4,226,156

TOTAL SOUTH AFRICA			27,691,798

Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (b)		4,255,000	4,361,375
National Savings Bank 8.875% 9/18/18 (b)		2,625,000	2,782,500

TOTAL SRI LANKA			7,143,875

Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		9,700,000	10,476,000
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		5,700,000	5,429,250
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (b)		7,430,000	6,589,667
Export Credit Bank of Turkey 5% 9/23/21 (b)		3,420,000	3,268,282

TOTAL TURKEY			9,857,949

United Kingdom - 0.4%
Biz Finance PLC 9.625% 4/27/22 (b)		9,865,000	8,641,740
SSB #1 PLC 9.375% 3/10/23 (b)		1,955,000	1,695,963

TOTAL UNITED KINGDOM			10,337,703

United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,943,093	2,604,637
Venezuela - 3.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		19,155,000	8,608,257
5.375% 4/12/27		40,810,000	13,038,795
5.5% 4/12/37		55,345,000	17,295,313
6% 5/16/24 (b)		49,830,000	16,070,175
6% 11/15/26 (Reg. S)		49,810,000	15,936,710
8.5% 11/2/17 (b)		17,650,000	11,781,375
8.5% 11/2/17 (Reg. S)		7,850,000	5,239,875
9% 11/17/21 (Reg. S)		12,225,000	4,370,438
9.75% 5/17/35 (b)		14,225,000	5,156,563
9.75% 5/17/35		4,955,000	1,796,188
12.75% 2/17/22 (b)		9,435,000	4,156,118

TOTAL VENEZUELA			103,449,807

TOTAL NONCONVERTIBLE BONDS
(Cost $1,174,694,168)			1,023,882,805

Government Obligations - 57.9%
Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (b)		29,270,000	27,704,055
Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		3,880,000	3,627,800
Barbados - 0.7%
Barbados Government:
7% 8/4/22 (b)		11,709,000	11,672,644
7.25% 12/15/21 (b)		7,679,000	7,909,370

TOTAL BARBADOS			19,582,014

Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		3,570,000	3,561,075
Belize - 0.1%
Belize Government 5% 2/20/38 (b)(f)		2,946,600	2,167,224
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		4,325,000	4,498,000
Brazil - 3.3%
Brazilian Federative Republic:
2.625% 1/5/23		9,000,000	7,290,000
4.25% 1/7/25		19,160,000	16,765,000
4.875% 1/22/21		8,080,000	7,857,800
5.625% 1/7/41		5,850,000	4,738,500
7.125% 1/20/37		5,460,000	5,105,100
8.25% 1/20/34		26,270,000	27,189,450
10.125% 5/15/27		6,170,000	7,959,300
12.25% 3/6/30		6,415,000	9,462,125
Caixa Economica Federal 4.5% 10/3/18 (b)		6,530,000	5,819,863

TOTAL BRAZIL			92,187,138

Colombia - 2.5%
Colombian Republic:
2.625% 3/15/23		3,485,000	3,098,165
4% 2/26/24		16,885,000	16,361,565
4.375% 7/12/21		4,500,000	4,583,250
4.5% 1/28/26		4,040,000	3,928,900
6.125% 1/18/41		12,070,000	11,949,300
7.375% 9/18/37		23,165,000	26,002,713
11.75% 2/25/20		3,518,000	4,652,555

TOTAL COLOMBIA			70,576,448

Congo - 0.8%
Congo Republic 4% 6/30/29 (f)		27,315,540	22,070,956
Costa Rica - 0.9%
Costa Rican Republic:
4.25% 1/26/23 (b)		3,785,000	3,274,025
4.375% 4/30/25 (b)		4,135,000	3,442,388
5.625% 4/30/43 (b)		2,120,000	1,582,050
7% 4/4/44 (b)		9,070,000	8,015,613
7.158% 3/12/45 (b)		10,440,000	9,239,400

TOTAL COSTA RICA			25,553,476

Croatia - 1.1%
Croatia Republic:
5.5% 4/4/23 (b)		5,140,000	5,268,500
6% 1/26/24 (b)		7,000,000	7,376,250
6.375% 3/24/21 (b)		5,635,000	6,059,631
6.625% 7/14/20 (b)		4,665,000	5,057,327
6.75% 11/5/19		5,455,000	5,929,585

TOTAL CROATIA			29,691,293

Dominican Republic - 0.9%
Dominican Republic:
5.875% 4/18/24 (b)		5,170,000	5,092,450
6.6% 1/28/24 (b)		3,375,000	3,493,125
6.85% 1/27/45 (b)		6,555,000	6,309,188
7.45% 4/30/44 (b)		4,995,000	5,107,388
7.5% 5/6/21 (b)		5,245,000	5,612,150

TOTAL DOMINICAN REPUBLIC			25,614,301

Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (b)		9,790,000	6,901,950
Egypt - 0.5%
Arab Republic 5.875% 6/11/25 (b)		7,180,000	6,785,100
Arab Republic of Egypt:
5.75% 4/29/20 (b)		5,200,000	5,363,800
6.875% 4/30/40 (b)		3,170,000	2,979,800

TOTAL EGYPT			15,128,700

El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		4,972,000	4,300,780
6.375% 1/18/27 (b)		4,065,000	3,567,038
7.375% 12/1/19		3,695,000	3,824,325
7.625% 2/1/41 (b)		1,940,000	1,772,675
7.65% 6/15/35 (Reg. S)		2,715,000	2,419,744
7.75% 1/24/23 (Reg. S)		1,995,000	1,980,038
8.25% 4/10/32 (Reg. S)		1,930,000	1,891,400

TOTAL EL SALVADOR			19,756,000

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		6,395,000	5,819,450
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		9,200,000	7,590,000
6.95% 6/16/25 (b)		5,620,000	4,720,126

TOTAL GABON			12,310,126

Ghana - 0.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		9,735,000	8,081,997
8.125% 1/18/26 (b)		9,855,000	8,181,621

TOTAL GHANA			16,263,618

Hungary - 1.8%
Hungarian Republic:
5.375% 2/21/23		6,538,000	7,108,506
5.375% 3/25/24		7,157,000	7,765,345
5.75% 11/22/23		8,830,000	9,823,375
6.25% 1/29/20		8,719,000	9,797,540
6.375% 3/29/21		12,763,000	14,568,913

TOTAL HUNGARY			49,063,679

Indonesia - 1.4%
Indonesian Republic:
3.375% 4/15/23 (b)		3,400,000	3,098,240
3.75% 4/25/22 (b)		4,350,000	4,142,966
4.875% 5/5/21 (b)		6,465,000	6,674,931
5.875% 1/15/24 (b)		5,955,000	6,304,606
6.625% 2/17/37		7,690,000	8,086,842
8.5% 10/12/35 (b)		8,030,000	10,076,654

TOTAL INDONESIA			38,384,239

Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,355,000	9,194,330
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (b)		3,045,000	2,656,763
5.75% 12/31/32		10,950,000	9,480,160
6.375% 3/3/28 (b)		4,570,000	4,033,025

TOTAL IVORY COAST			16,169,948

Jamaica - 0.5%
Jamaican Government:
6.75% 4/28/28		3,960,000	3,979,800
7.625% 7/9/25		1,690,000	1,842,100
7.875% 7/28/45		2,775,000	2,775,000
8% 6/24/19		3,125,000	3,421,875
8% 3/15/39		2,245,000	2,460,520

TOTAL JAMAICA			14,479,295

Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		10,385,000	10,390,857
Kazakhstan - 0.6%
Kazakhstan Republic:
5.125% 7/21/25 (b)		6,150,000	5,920,605
6.5% 7/21/45 (b)		11,855,000	11,133,623

TOTAL KAZAKHSTAN			17,054,228

Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (b)		2,750,000	2,632,190
6.875% 6/24/24 (b)		8,855,000	8,022,630

TOTAL KENYA			10,654,820

Lebanon - 1.8%
Lebanese Republic:
5% 10/12/17		3,840,000	3,843,072
5.15% 11/12/18		6,525,000	6,521,738
5.45% 11/28/19		6,895,000	6,785,783
6.1% 10/4/22		6,405,000	6,363,368
6.6% 11/27/26		6,560,000	6,544,125
6.65% 2/26/30(Reg. S)		8,250,000	8,152,485
6.75% 11/29/27 (Reg. S)		6,930,000	6,985,301
9% 3/20/17		5,355,000	5,667,357

TOTAL LEBANON			50,863,229

Mexico - 1.7%
United Mexican States:
5.75% 10/12/2110		12,380,000	11,575,300
6.05% 1/11/40		13,633,000	14,928,135
8.3% 8/15/31		9,880,000	13,955,500
11.5% 5/15/26		3,595,000	5,662,125

TOTAL MEXICO			46,121,060

Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		2,355,000	2,172,488
5.125% 12/5/22 (Reg. S)		3,360,000	2,759,434

TOTAL MONGOLIA			4,931,922

Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (b)		5,535,000	5,590,350
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (b)		1,822,000	1,870,575
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		11,965,000	11,288,978
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (b)		2,825,000	2,930,728
7.125% 3/31/16 (b)		1,411,000	1,428,673
7.25% 4/15/19 (b)		4,695,000	4,816,723
8.25% 4/15/24 (b)		2,965,000	3,099,629

TOTAL PAKISTAN			12,275,753

Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		3,870,000	4,789,125
8.875% 9/30/27		5,299,000	7,286,125
9.375% 4/1/29		5,070,000	7,294,463

TOTAL PANAMA			19,369,713

Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		5,020,000	7,078,200
Philippines - 1.6%
Philippine Republic:
6.375% 10/23/34		5,005,000	6,542,621
7.75% 1/14/31		5,440,000	7,709,677
9.5% 2/2/30		7,745,000	12,302,971
10.625% 3/16/25		11,005,000	17,440,625

TOTAL PHILIPPINES			43,995,894

Qatar - 0.2%
State of Qatar 4.5% 1/20/22 (b)		4,900,000	5,439,000
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (b)		4,839,000	5,042,238
4.875% 1/22/24 (b)		3,714,000	3,992,550
6.125% 1/22/44 (b)		2,762,000	3,210,825
6.75% 2/7/22 (b)		9,713,000	11,461,340

TOTAL ROMANIA			23,706,953

Russia - 6.5%
Russian Federation:
4.5% 4/4/22 (b)		6,935,000	6,935,000
4.875% 9/16/23 (b)		12,190,000	12,291,665
5% 4/29/20 (b)		15,785,000	16,317,744
5.625% 4/4/42 (b)		20,505,000	19,176,276
5.875% 9/16/43 (b)		8,635,000	8,322,845
7.5% 3/31/30 (Reg. S)		51,750,125	60,871,085
12.75% 6/24/28 (Reg. S)		35,394,000	55,575,659

TOTAL RUSSIA			179,490,274

Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (b)		2,415,000	2,162,584
8.75% 5/13/21 (b)		4,565,000	4,761,295

TOTAL SENEGAL			6,923,879

Serbia - 0.6%
Republic of Serbia:
4.875% 2/25/20 (b)		3,820,000	3,858,658
5.875% 12/3/18 (b)		4,495,000	4,691,656
7.25% 9/28/21 (b)		8,415,000	9,424,800

TOTAL SERBIA			17,975,114

South Africa - 0.7%
South African Republic:
5.5% 3/9/20		9,145,000	9,720,678
5.875% 9/16/25		9,390,000	10,000,350

TOTAL SOUTH AFRICA			19,721,028

Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		1,460,000	1,436,341
5.875% 7/25/22 (b)		3,225,000	3,112,183
6% 1/14/19 (b)		3,180,000	3,211,790
6.25% 10/4/20 (b)		3,095,000	3,125,879
6.25% 7/27/21 (b)		4,475,000	4,463,213

TOTAL SRI LANKA			15,349,406

Tanzania - 0.1%
United Republic of Tanzania 6.5375% 3/9/20 (c)		2,460,000	2,330,850
Turkey - 4.9%
Turkish Republic:
4.875% 4/16/43		5,955,000	4,957,538
5.125% 3/25/22		3,805,000	3,847,578
5.625% 3/30/21		9,025,000	9,419,844
5.75% 3/22/24		12,355,000	12,805,958
6% 1/14/41		6,560,000	6,387,800
6.25% 9/26/22		12,390,000	13,241,813
6.75% 5/30/40		3,755,000	3,999,075
6.875% 3/17/36		6,270,000	6,781,005
7% 3/11/19		6,810,000	7,479,627
7% 6/5/20		10,565,000	11,674,325
7.375% 2/5/25		11,305,000	12,930,094
7.5% 11/7/19		25,775,000	28,956,924
8% 2/14/34		2,740,000	3,308,550
11.875% 1/15/30		6,575,000	10,487,125

TOTAL TURKEY			136,277,256

Ukraine - 2.5%
Ukraine Government:
6.25% 6/17/16 (b)		11,525,000	8,816,833
6.58% 11/21/16 (b)		7,995,000	6,094,762
6.75% 11/14/17 (b)		11,725,000	8,963,763
7.5% 4/17/23 (Reg. S)		5,325,000	4,063,836
7.75% 9/23/20 (b)		5,935,000	4,773,183
7.8% 11/28/22 (b)		10,865,000	8,325,487
7.95% 2/23/21 (b)		8,115,000	6,366,454
9.25% 7/24/17 (b)		27,765,000	21,487,880

TOTAL UKRAINE			68,892,198

United States of America - 9.4%
U.S. Treasury Bonds:
2.875% 8/15/45		55,800,000	55,805,803
3% 5/15/45		200,619,000	205,456,904

TOTAL UNITED STATES OF AMERICA			261,262,707

Venezuela - 2.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		211,320	1,320,750
6% 12/9/20		11,095,000	3,661,350
7% 12/1/18 (Reg. S)		6,075,000	2,217,375
7% 3/31/38		5,645,000	1,820,513
7.65% 4/21/25		23,245,000	7,670,850
7.75% 10/13/19 (Reg. S)		9,760,000	3,342,800
8.25% 10/13/24		13,155,000	4,406,925
9% 5/7/23 (Reg. S)		18,080,000	6,192,400
9.25% 9/15/27		20,550,000	8,014,500
9.25% 5/7/28 (Reg. S)		34,490,000	11,640,375
9.375% 1/13/34		16,015,000	5,525,175
11.75% 10/21/26 (Reg. S)		14,165,000	5,488,938
11.95% 8/5/31 (Reg. S)		15,910,000	6,244,675
12.75% 8/23/22		10,695,000	4,572,113

TOTAL VENEZUELA			72,118,739

Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (b)		4,440,000	4,196,661
6.75% 1/29/20 (b)		4,047,000	4,401,052
6.75% 1/29/20		570,000	619,866

TOTAL VIETNAM			9,217,579

Zambia - 0.5%
Republic of Zambia:
5.375% 9/20/22 (b)		2,880,000	2,040,480
8.5% 4/14/24 (b)		3,790,000	3,032,000
8.97% 7/30/27 (b)		5,865,000	4,633,350
18.25% to 19.5001% 10/5/15 to 12/14/15	ZMW	46,355,000	3,820,836

TOTAL ZAMBIA			13,526,666

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,672,527,483)			1,604,022,343
		Shares	Value

Common Stocks - 0.0%
Canada - 0.0%
First Quantum Minerals Ltd.		150,000	549,644
India - 0.0%
Bharti Infratel Ltd. (h)		144,013	781,522
TOTAL COMMON STOCKS
(Cost $2,836,146)			1,331,166
		Principal Amount(a)	Value

Preferred Securities - 1.7%
Cayman Islands - 1.1%
Hutchison Whampoa International 10 Ltd. 6% (b)(c)(d)		30,395,000	31,206,357
China - 0.1%
Sinochem Group 5% (b)(c)(d)		3,040,000	3,117,983
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (b)(c)(d)		4,855,000	4,528,421
India - 0.3%
State Bank of India 6.439% (c)(d)		6,825,000	7,122,851
TOTAL PREFERRED SECURITIES
(Cost $46,267,447)			45,975,612
		Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $56,064,455)		56,064,455	56,064,455
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $2,952,389,699)			2,731,276,381
NET OTHER ASSETS (LIABILITIES) - 1.4%			39,105,114
NET ASSETS - 100%			$2,770,381,495

Currency Abbreviations

BRL – Brazilian real

EUR – European Monetary Unit

ZMW – Zambian Kwacha

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,140,810,316 or 41.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$241,374
Fidelity Securities Lending Cash Central Fund	101,549
Total	$342,923

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$549,644	$549,644	$--	$--
Telecommunication Services	781,522	--	781,522	--
Corporate Bonds	1,023,882,805	--	1,023,876,101	6,704
Government Obligations	1,604,022,343	--	1,602,701,593	1,320,750
Preferred Securities	45,975,612	--	45,975,612	--
Money Market Funds	56,064,455	56,064,455	--	--
Total Investments in Securities:	$2,731,276,381	$56,614,099	$2,673,334,828	$1,327,454

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $2,932,456,290. Net unrealized depreciation aggregated $201,179,909, of which $58,182,227 related to appreciated investment securities and $259,362,136 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015